Note 9 - Loss Per Share - Summary of Basic and Diluted Loss Per Common Share (Details) - USD ($)	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Net loss attributable to common shareholders	$ (2,627,562)	$ (3,262,027)
Weighted average common shares – Outstanding (in shares)	10,999,554	8,104,860
Basic and diluted loss per share (in dollars per share)	$ (0.24)	$ (0.40)